Vessels, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2020	$230,844,288	$(94,433,321)	$136,410,967

Acquisitions and improvements	922,400	—	922,400
Depreciation for the year	—	(8,643,920)	(8,643,920)

Balance as at December 31, 2020	$231,766,688	$(103,077,241)	$128,689,447
Reduction in vessels improvements	(51,800)	—	(51,800)
Depreciation for the year	—	(8,674,663)	(8,674,663)

Balance as at December 31, 2021	$231,714,888	$(111,751,904)	$119,962,984

As of December 31, 2020 and 2021, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value and therefore no impairment was recorded.
The Company’s vessels have been provided as collateral to secure the Company’s bank loans as discussed in Note 5.